Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	35.00%	34.00%	34.00%
Net deferred tax asset	$ 3,025,000	$ 4,908,000
Tax expense recognized on net securities gains	368,000	119,000
Recognized on Net Securities Gains [Member]
Operating Loss Carryforwards [Line Items]
Tax expense recognized on net securities gains	368,000	119,000	952,000
Exercise of Non-qualified Stock Options and Disqualified Dispositions of Employee Stock from Options Exercised [Member]
Operating Loss Carryforwards [Line Items]
Tax benefit related to exercise of stock options	$ 0	$ 0	25,000